Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2019			12/31/2020
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets at fair value through profit or loss	111,259	156,868	268,127	178,165	326,189	504,354
Other financial assets at fair value through profit or loss	—	79,927	79,927	—	70,356	70,356
Financial assets at fair value through other comprehensive income	201,580	35,400	236,980	257,963	98,126	356,089
Hedging derivatives	—	9,256	9,256	—	8,306	8,306
	312,839	281,451	594,290	436,128	502,977	939,105
LIABILITIES:
Financial liabilities at fair value through profit or loss	324	153,276	153,600	15,338	286,138	301,476
Other financial liabilities at fair value through profit or loss	—	273,725	273,725	—	211,514	211,514
Hedging derivatives	—	7,523	7,523	—	19,078	19,078
	324	434,524	434,848	15,338	516,730	532,068

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value which measurement was based on internal models (Level 2 and Level 3) as of December 31, 2019 and 2020.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models as of			Models as of
	12/31/2019			12/31/2020
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets at fair value through profit or loss:	155,930	938	156,868	325,567	622	326,189

Debt and equity instruments	5,593	—	5,593	30,019	—	30,019	Price vendor	Financial instruments with low trading volume or minimum marketability.
Trading derivatives:

Interest rate options	421	—	421	232	—	232	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	212	60	272	114	—	114

European options	2	—	2	1	—	1	Black model (closed-formula solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividends estimation

Best of options (Basket)	—	—	—	—	—	—	Local volatility model with Montecarlo method	Interest rate yield curves, equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	147	60	207	112	—	112	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Auto-callable	—	—	—	1	—	1	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation.

Asian (Quanto)	63	—	63	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	993	—	993	3,879	—	3,879

European barrier	1	—	1	—	—	—	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	992	—	992	3,879	—	3,879	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	139,901	878	140,779	281,885	622	282,507	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	10	—	10	48	—	48	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate futures	8,800	—	8,800	9,390	—	9,390	Forward estimation (non-closed formula) Black and Scholes model with trinomial tree method (American forwards)	Interest rate yield curve and quoted exchange rates and implied volatility surface

Other financial assets at fair value through profit or loss:	79,927	—	79,927	70,356	—	70,356

Loans and advances to credit institutions – Reverse repurchase agreements	54,138	—	54,138	59,512	—	59,512	Forward estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	25,789	—	25,789	10,844	—	10,844	Forward estimation (non-closed formula)	Interest rate yield curve

Financial assets at fair value through other comprehensive income:	32,525	2,875	35,400	98,126	—	98,126

Debt instruments	32,469	—	32,469	98,072	—	98,072	Price vendor	Financial instruments with low trading volume or minimum marketability.

Equity instruments	56	—	56	54	—	54	Other	Value of shareholders’ equity

Loans and advances to customers	—	2,875	2,875	—	—	—	Estimation of credit default probabilities from credit spreads	Interest rate yield curves and market credit spreads

Hedging derivatives:	9,256	—	9,256	8,306	—	8,306

Swaps	4,768	—	4,768	4,294	—	4,294	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	4,488	—	4,488	4,012	—	4,012	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	277,638	3,813	281,451	502,355	622	502,977

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models as of			Models as of			Valuation
	12/31/2019			12/31/2020			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities at fair value through profit or loss:
	152,485	791	153,276	285,648	490	286,138

Trading derivatives:

Interest rate options	467	8	475	306	—	306	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	81	60	141	648	—	648

European	1	—	1	555	—	555	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividends estimation

Auto-callable	—	—	—	4	—	4	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Best of options (Basket)	—	—	—	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	80	60	140	89	—	89	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	1,548	—	1,548	2,766	—	2,766

European barrier	4	—	4	5	—	5	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	1,344	—	1,344	2,761	—	2,761	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	200	—	200	—	—	—	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	134,627	723	135,350	273,805	490	274,295	Forward estimation (non- closed formula solution)	Interest rate yield curves and quoted exchange rates

Index and securities futures	18	—	18	33	—	33	Forward estimation (non- closed formula solution)	Interest rate yield curves, quoted equity prices and index levels exchange rates

Exchange rate futures	6,625	—	6,625	8,063	—	8,063	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Short positions:

Debt instruments	9,119	—	9,119	27	—	27	Forward estimation (non- closed formula solution)	Interest rate yield curve

Other financial liabilities at fair value through profit or loss:	273,725	—	273,725	211,514	—	211,514

Deposits from the Central Bank – Repurchase agreements	111,574	—	111,574	24,936	—	24,936	Forward estimation (non- closed formula solution)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	29,689	—	29,689	54,922	—	54,922	Forward estimation (non- closed formula solution)	Interest rate yield curve

Customer deposits – Repurchase agreements	129,216	—	129,216	130,293	—	130,293	Forward estimation (non- closed formula solution)	Interest rate yield curve

Marketable debt securities	3,246	—	3,246	1,363	—	1,363	Present value (non-closed formula solution) and Black-Scholes model with closed-formula solution	Interest rate yield curve, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Hedging derivatives:	7,523	—	7,523	19,078	—	19,078

Swaps	7,114	—	7,114	18,509	—	18,509	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	409	—	409	569	—	569	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	433,733	791	434,524	516,240	490	516,730

Schedule of changes in financial assets classified as Level 3

		Assets
	Trading	Loans and advances
	derivatives	to customers	Total

Balance at January 1, 2018	251	—	251
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	543	—	543
Purchases	—	—	—
Sales	—	—	—
New issuances	—	771	771
Settlements	—	—	—
Balance at December 31, 2018	794	771	1,565
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	13	—	13
Purchases	902	—	902
Transfer out	(771)	—	(771)
New issuances	—	2,875	2,875
Settlements	—	(771)	(771)
Balance at December 31, 2019	938	2,875	3,813
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(265)	—	(265)
Purchases	6	—	6
Transfer out	—	—	—
New issuances	—	—	—
Settlements	(57)	(2,875)	(2,932)
Balance at December 31, 2020	622	—	622

Schedule of changes in financial liabilities classified as Level 3

Liabilities
Trading
derivatives

Balance at December 31, 2018	(155)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—
Purchases	(791)
Transfer out	155
New issuances	—
Settlements	—
Balance at December 31, 2019	(791)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(8)
Purchases	(369)
Transfer out	617
New issuances	—
Settlements	61
Balance at December 31, 2020	(490)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below shows the effect as of December 31, 2020 on the fair value of the financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation.

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Caps and floors (91-day TIIE)	—	Black model (closed-formula)	Interest rate curve referenced to 91-day TIIE	91-day TIIE interest rate curve = 28-day TIIE interest rate curve + (-22 basis points, -1 basis points)	A significant decrease in 91-day TIIE interest rate curve would result in a higher fair value
Cross currency swaps	115	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years)	Bid-offer spread IRS TIIE (5 basis points) CCS USD/Peso (5 basis points)	A significant decrease in long-term peso exchange rate would result in a lower fair value
Swaps Lock-In	203	Forward estimation (non-closed formula)	Prepayment rate	Prepayment rate 6% - 12%	There is no impact in fair value since the market and prepayment risks are fully hedge
Interest rate swaps	(186)	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years) Interest rate curve referenced to 91-day TIIE

91-day TIIE interest rate curve = 28-day TIIE interest rate curve + (-22 basis points, -1 basis points)

Bid-offer spread

IRS TIIE (5 basis points)

CCS USD/Peso (5 basis points)

IRS UDI/Peso (5 basis points - 20 basis points)

					A significant decrease in 91-day TIIE interest rate curve would result in a higher fair value The same scenario applied on long-term peso exchange rate would result in a lower fair value

This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2020
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross currency swaps	5	(4)
LIABILITIES:
Interest rate swaps	2	(1)

Schedule of sensitivity analysis

The VaR amounts as of December 31, 2020, including all financial instruments in the trading book position of the Bank are as follows:

	Average	High	Low	12/31/2020

All financial instruments	165	378	55	74
By category:
Instruments sensitive to interest rate	86	187	30	73
Instruments sensitive to equity market prices	5	29	—	—
Instruments sensitive to foreign currency exchange rates	127	285	11	12
Instruments sensitive to volatility movements	8	45	3	9

Schedule of financial assets and liabilities subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2020:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivatives assets	304,477	—	304,477	(256,053)	(5,483)	(23,052)	19,889

Reverse repurchase agreements	70,356	—	70,356	(10,800)	(59,557)	—	(1)

Equity instruments (*) (see Note 9.a)	107	—	107	—	(137)	—	(30)

Total	374,940	—	374,940	(266,853)	(65,177)	(23,052)	19,858

As of December 31, 2019:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivatives assets	161,003	—	161,003	(128,590)	(5,736)	(16,759)	9,918

Reverse repurchase agreements	79,927	—	79,927	(2,944)	(76,592)	—	391

Equity instruments (*) (see Note 9.a)	13	—	13	—	(14)	—	(1)

Total	240,943	—	240,943	(131,534)	(82,342)	(16,759)	10,308

(*)   As of December 31, 2019 and 2020, the financial instruments received as collateral in lending transactions amount to 14 million pesos and 137 million pesos, respectively, which are limited to the net equities lent under the aforementioned lending transactions.

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2020:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivatives liabilities	305,189	—	305,189	(256,053)	(5,306)	(27,954)	15,876

Repurchase agreements	344,804	—	344,804	(10,800)	(337,130)	—	(3,126)

Short positions - Securities loans (see Note 10.b)	15,263	—	15,263	—	(15,734)	—	(471)

Total	665,256	—	665,256	(266,853)	(358,170)	(27,954)	12,279

As of December 31, 2019:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivatives liabilities	152,004	—	152,004	(128,590)	(4,472)	(14,300)	4,642

Repurchase agreements	270,479	—	270,479	(2,944)	(191,422)	—	76,113

Short positions - Securities loans (see Note 10.b)	8,280	—	8,280	—	(8,809)	—	(529)

Short positions – Short sales	77,657	—	77,657	—	(77,824)	—	(167)

Total	508,420	—	508,420	(131,534)	(282,527)	(14,300)	80,059

Schedule of factors used for the ECL estimate

		December 31, 2020:
Factor	Scenario	December 2020	December 2021	December 2022	December 2023
	Base	0.73%	1.45%	1.70%	1.70%
GDP (% year over year)	Upside	1.92%	2.35%	2.80%	3.10%
	Downside	(7.10)%	0.00%	0.80%	1.20%
	Base	3.60%	3.50%	3.50%	3.50%
CPI (% year over year)	Upside	3.38%	3.20%	2.90%	2.92%
	Downside	8.40%	8.78%	7.60%	6.30%
	Base	3.74%	4.02%	4.27%	4.42%
Unemployment rates (% active population)	Upside	3.40%	3.51%	3.67%	3.66%
	Downside	6.57%	7.27%	5.61%	5.06%
	Base	19.68	20.32	20.62	20.94
Peso/USD (end of period)	Upside	19.09	18.28	18.56	18.85
	Downside	25.57	25.66	24.53	23.87
	Base	9.10%	8.90%	8.50%	8.50%
Loans - Mortgage (% year over year)	Upside	10.25%	11.04%	10.90%	11.16%
	Downside	(4.50)%	(0.20)%	1.40%	4.20%
	Base	6.10%	5.85%	5.83%	5.79%
Loans - Consumer (% year over year)	Upside	7.32%	8.12%	8.37%	8.62%
	Downside	(7.40)%	0.39%	2.48%	4.69%
	Base	4.34%	4.93%	5.17%	5.06%
Deposits - Total (% year over year)	Upside	5.37%	7.91%	7.19%	7.23%
	Downside	(3.43)%	(2.37)%	(0.14)%	1.73%
	Base	44,672.92	46,995.91	49,439.70	52,010.57
Stock markets (level)	Upside	45,041.47	48,238.04	53,896.65	60,543.31
	Downside	34,264.49	30,717.74	31,697.27	32,977.75

The factors used for ECL estimates related to post-model adjustments or overlays as of December 31, 2020 were as follows:

Factor	Scenario	December 2020	December 2021	December 2022	December 2023
GDP (% year over year)	Long-run	(0.89)%	(1.26)%	(0.06)%	2.15%
CPI (% year over year)	Long-run	3.12%	4.13%	2.63%	3.25%
Unemployment rates (% active population)	Long-run	4.08%	5.33%	4.56%	4.36%
Peso/USD (end of period)	Long-run	23.29	22.45	22.66	22.95
Loans - Mortgage (% year over year)	Long-run	3.60%	4.76%	6.69%	7.75%
Loans - Consumer (% year over year)	Long-run	(8.76)%	(11.37)%	3.09%	4.88%
Deposits - Total (% year over year)	Long-run	(1.28)%	(0.17)%	2.58%	4.68%
Stock markets (level)	Long-run	41,141.19	38,183.86	39,479.06	41,531.98

Schedule of weightings assigned to each macroeconomic scenario

December 31, 2020
Scenario	Weighting

Base	52.5%
Upside	10.0%
Downside	37.5%

December 31, 2019
Scenario	Weighting

Base	52.5%
Upside	10.0%
Downside	37.5%

Sensitivity analysis, changes to the ECL

	Most Favorable	Least Favorable
	Scenario	Scenario

Retail loan portfolio	(9.7)%	13.9%
Non-retail loan portfolio	(9.2)%	8.8%

Schedule of initial measurement of lease liabilities

IAS 17 operating lease commitments based on gross cash flows disclosed as of December 31, 2018	10,015
Discounted using the Bank’s incremental borrowing rate of 11%	6,090
Add/(less): adjustments due to different treatment of extension and termination options	801
(Less): contracts to which the short-term leases exemption has been applied	77
(Less): services/non-lease components of lease contracts	80
IFRS 16 lease liability as of January 1, 2019	6,734

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
Information technology equipment and fixtures	25%
Other fixtures	5% to 20%

Commercial loans to large enterprises
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.01178	6
0.01178 - 0.01349	16
0.01349 - 0.05377	25
> 0.05377	35

Commercial loans to real estate
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.00683	4
0.00683 - 0.00944	16
> 0.00944	27

Commercial loans (SMEs)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.01660	8
0.01660 - 0.02135	13
0.02135 - 0.03718	15
0.03718 - 0.06932	16
0.06932 - 0.11089	21
0.11089 - 0.14153	24
0.14153 - 0.16235	28
0.16235 - 0.25103	29
> 0.25103	31

Mortgage loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.04077	11
0.04077 - 0.05573	14
0.05573 - 0.06676	18
0.06676 - 0.12477	20
0.12477 - 0.15225	22
> 0.15225	24

Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.00953	10
0.00953 - 0.01147	11
0.01147 - 0.02353	16
0.02353 - 0.02900	23
0.02900 - 0.04120	26
0.04120 - 0.05442	30
0.05442 – 0.06950	34
> 0.06950	38

Non-revolving consumer loans (payroll loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.10109	15
0.10109 - 0.13383	22
0.13383 - 0.15909	24
0.15909 - 0.19360	25
0.19360 - 0.21380	27
0.21380 - 0.24165	29
0.24165 - 0.26122	31
> 0.26122	32

Non-revolving consumer loans (personal loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.14306	16
0.14306 - 0.19274	20
0.19274 - 0.24346	24
0.24346 - 0.25868	28
0.25868 - 0.28734	31
0.28734 - 0.33463	33
> 0.33463	36